Cover	Oct. 29, 2024
Cover [Abstract]
Entity Registrant Name	Catheter Precision, Inc.
Entity Central Index Key	0001716621
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 29, 2024
Entity File Number	001-38677
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-3661826
Entity Address Address Line 1	1670 Highway 160 West
Entity Address Address Line 2	Suite 205
Entity Address City Or Town	Fort Mill,
Entity Address State Or Province	SC
Entity Address Postal Zip Code	29708
City Area Code	973
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	691-2000
Security 12b Title	Common Stock
Trading Symbol	VTAK
Security Exchange Name	NYSE